Summary of Significant Accounting Policies Property Plant And Equipment Text Block (Details) (USD $)				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Jan. 19, 2011	Dec. 31, 2010	Dec. 31, 2011 Building and Building Improvements [Member]	Dec. 31, 2010 Building and Building Improvements [Member]	Dec. 31, 2011 Machinery and Equipment [Member]	Dec. 31, 2010 Machinery and Equipment [Member]	Dec. 31, 2011 Lab Equipment [Member]	Dec. 31, 2010 Lab Equipment [Member]	Dec. 31, 2011 Furniture and Fixtures [Member]	Dec. 31, 2010 Furniture and Fixtures [Member]	Dec. 31, 2011 Software [Member]	Dec. 31, 2010 Software [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2010 Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, Useful Life				25-30 years		8-12 years		5-7 years		5-12 years		3-5 years		2-3 years
Property, Plant and Equipment, Gross	$ 12,884,000		$ 804,600	$ 9,874,000	$ 0	$ 18,000	$ 0	$ 1,559,000	$ 366,000	$ 632,400	$ 274,000	$ 98,000	$ 100,000	$ 702,000	$ 65,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(1,268,000)		(369,100)
Property, Plant and Equipment, Net	$ 11,616,053	$ 11,755,000	$ 435,496